Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Lease revenue	$ 14,318	$ 13,883	$ 8,361
Mining Royalty and rents	9,438	8,139	7,241
Total revenues	23,756	22,022	15,602
Cost of operations:
Depreciation, depletion and amortization	5,855	7,898	5,934
Operating expenses	4,134	4,285	2,136
Environmental remediation recovery	0	(465)	0
Property taxes	2,941	2,625	2,016
Management company indirect	2,514	1,765	1,295
Corporate expenses (Note 4 Related Party)	2,556	3,952	3,180
Total cost of operations	18,000	20,060	14,561
Total operating profit	5,756	1,962	1,041
Net investment income, including realized gains (losses) of $949, ($1,195) and $0, respectively	8,375	2,672	0
Interest expense	(1,054)	(3,103)	(2,741)
Equity in loss of joint ventures	(1,954)	(88)	(1,598)
Gain on remeasurement of investment in real estate partnership	0	0	60,196
Gain on sale of real estate	661	40	0
Income from continuing operations before income taxes	11,784	1,483	56,898
Provision for income taxes	2,962	524	7,350
Income from continuing operations	8,822	959	49,548
Income from discontinued transportation operations, net of tax	6,856	122,129	11,003
Net income	15,678	123,088	60,551
Income (loss) attributable to noncontrolling interest	(499)	(1,384)	18,801
Net income attributable to the Company	$ 16,177	$ 124,472	$ 41,750
Basic earnings per common share
Income from continuing operations	$ 0.89	$ .10	$ 4.97
Discontinued operations	0.69	12.16	1.10
Net income	1.64	12.40	4.19
Diluted earnings per common share
Income from continuing operations	0.89	0.09	4.94
Discontinued operations	0.69	12.09	1.10
Net income	$ 1.63	$ 12.32	$ 4.16
Number of shares (in thousands) used in computing:
-basic earnings per common share	9,883	10,040	9,975
-diluted earnings per common share	9,926	10,105	10,040